                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Month Ending JUNE 30, 1998
                             (unaudited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Month Ending JUNE 30, 1998
                              (unaudited)






                               CONTENTS

                                                            PAGE

          Investment Portfolio
          as of JUNE 30, 1998 (unaudited)                   3-5

          Statement of Assets and Liabilities                 6
          as of JUNE 30, 1998 (unaudited)

          Statement of Operations
          for the month ended JUNE 30, 1998                  7
          (unaudited)

          Statement of Changes in Net Assets
          for the month ended JUNE 30, 1998                  8
          (unaudited)

          Notes to Financial Statements                      9-10

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of JUNE 30, 1998
                                   (unaudited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     70.8%

    COMMUNICATIONS                    5.4%

     Alpha Industries                              50,000      $746,875
     Natural Microsystems Corp.                    50,000      $800,000

    CONSUMER- Electronics             6.5%

     CompUSA, Inc.                                30,000       $543,750
     ScanSource                                   70,000       $1,347,500

    CONSUMER-GENERAL                 15.7%

     A.T. Cross                                   60,100       $856,425
     Party City                                   66,500       $1,953,438
     Safety First                                 150,000      $1,012,500
     West Marine                                   40,000      $720,000


    ELECTRONIC COMPONENTS           13.6%

     CP Clare Corp.                               110,000      $1,045,000
     PCD, Inc.                                    106,500      $1,823,813
     Unitrode                                      93,000      $1,069,500

    FACTORY AUTOMATION               2.1%

     Concentra                                    150,000       $600,000

    INFORMATION TECHNOLOGY           5.9%

     Tier Technology                               95,328      $1,696,427

    INTERNET                         1.6%

     Asymetrix Corp.                               50,405        $456,797



     The accompanying notes are an integral part of these financial statements.
                                        4

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of June 30, 1998
                                    (unaudited)

 INDUSTRY & COMPANY                              Shares       Value

  Equity Securities - Common Stock   70.8%

     MEDICAL                          4.5%

        Ascent Pediatrics                       130,769       $196,154
        Hologic                                  60,000     $1,091,250

     NATURAL PRODUCTS                 6.0%
        AMBI                                    330,000       $464,079
        Opta Food Ingredients, Inc.             239,000     $1,269,688

     NETWORKING                       4.3%
        Shiva                                   150,000     $1,256,250

     SEMICONDUCTORS                   2.0%
        Aseco Corp.                             139,820     $568,019

     SOFTWARE                         3.2%
        INSO Corp                                70,000     $958,124

     Total Common Stock    (Cost $23,055,647)               $20,475,589


    PRIVATE HOLDINGS                 12.6%

       Advanced UroScience, Inc.                346,429      $1,818,752
       Cerulean Technology-Series B Pfd.        255,546        $250,001
       Cerulean Technology-Series C Pfd.         42,857         $53,999
       Marathon Technologies-Ser.B               31,250        $375,000
       Marathon Technologies-Ser.D               20,833        $249,996
       Molecular Geodesics                      500,000        $500,000
       Sys-Tech Solutions (Common Stock)        149,965         $14,997
       Sys-Tech Solutions- Series A Pfd           2,777        $277,700
       Sys-Tech Solutions0 Series B Pfd           1,020        $102,000

    Total Private Holdings   (Cost $3,033,905)                $3,642,445


    CASH & EQUIVALENTS               16.6%

       Fidelity Daily Money Market Fund                      $2,969,795
       Fidelity US Treasury Income Fund                      $1,825,177

    Total Cash & Equivalents (Cost $4,794,972)               $4,794,972


   TOTAL INVESTMENT PORTFOLIO        100%                    $28,913,006
          (Cost $30,884,524.42)

     The accompanying notes are an integral part of these financial  statements.
                                        5

                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of June 30, 1998
                               (unaudited)



                                                         Month Ended
                                                         June 30, 1998
                                                         --------------
ASSETS

   Investments at value (Cost Basis $30,884,524.42)        $28,913,006
   Notes and interest payable                                 $210,720
   Cash                                                           $100



   Total Assets                                             $29,123,826
                                                           -------------
                                                           -------------
LIABILITIES

   Accrued management fees                                      $72,803
   Accrued incentive fees                                             0
   Accrued capital withdrawals                               $3,557,888
   Accrued Board of Directors Fees                               $2,500
                                                           -------------

  Total Liabilities                                          $3,633,191
                                                           -------------

NET ASSETS                                                  $25,490,635
                                                           -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                             Statement of Operations
                        For the month ended June 30, 1998
                                   (unaudited)



                                                        Month Ended
                                                        June 30, 1998
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                          $26,258
         Interest                                              $721
                                                       ----------------
      Total Income                                          $26,979

      Expenses:
         Management Fees                                    $72,803
         Other expenses                                      $2,500
                                                       ----------------
      Total expenses                                        $75,303

     Net investment loss                                   ($48,324)
                                                       ----------------
                                                       ----------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized gain                                    $1,782,337

     Net unrealized depreciation                         ($8,564,93)

     Net loss on investments                              $6,782,596
                                                        ---------------

     NET DECREASE IN NET ASSETS                           $6,830,920
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                         For month ended June 30, 1998
                                  (unaudited)


                                                        Month Ended
                                                        June 30, 1998
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                 ($48,324)
        Net realized gain                                  $1,782,337
        Net unrealized depreciation                        $8,564,933
                                                       ----------------

   Net decrease in net assets from operations              $6,830,920

   Contributions to capital                                 $250,000

   Withdrawals from capital                               ($3,557,888)
                                                       -----------------

   DECREASE IN NET ASSETS                                 ($10,138,808)

   Net assets at beginning of period                      $35,629,443

   NET ASSETS AT END OF PERIOD                            $25,490,635
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For month ended June 30, 1998
                                 (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For month ended June 30, 1998
                                   (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the three month ended June 30, 1998, the Managing
    General Partner received fees of $72,803.32 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the three months ended June 30, 1998 aggregated $5,135,947 and $11,566,175 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.